Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	R$ 46,374
Actuarial gains (losses)	131,269	R$ 447,376	R$ 511,152
Other comprehensive loss, ending	177,643
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	212,114
Actuarial gains (losses)	(30,497)
Other comprehensive loss, ending	181,617
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, beginning	(165,740)
Actuarial gains (losses)	161,766
Other comprehensive loss, ending	R$ (3,974)